SEGMENTS (Net Operating Income by Segment) (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Segment	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Net Operating Income [Abstract]
Number of reportable segments | Segment	3		3
Rental, fees and other income	$ 7,029,151	$ 7,179,264	$ 28,641,111	$ 32,344,013
Property and related expenses	(2,381,092)	(2,763,550)	(10,410,574)	(10,886,719)
Net operating income, as defined	4,648,059	4,415,714	18,230,537	21,457,294
General and administrative expenses	(1,351,345)	(1,760,703)	(5,268,315)	(4,532,703)
Depreciation and amortization	(1,574,526)	(2,210,081)	(7,364,688)	(9,101,605)
Interest expense	(2,553,846)	(2,545,203)	(10,649,646)	(13,041,016)
Interest income			141,306	55,909
Other income (expense)	(6,995)	5,524
Gain on sale of real estate	(9,835)	1,214,242	6,319,272	12,200,138
Deferred offering cost				(1,507,599)
Impairment of real estate	0			(532,951)
Acquisition costs			(24,269)	(26,177)
Income tax expense	(83,631)	(81,430)	(611,263)	(518,567)
Net income	(932,119)	(961,937)	772,934	4,452,723
Industrial Office Properties
Net Operating Income [Abstract]
Rental, fees and other income	4,984,942	5,454,153	21,490,215	24,037,363
Property and related expenses	(2,015,624)	(2,504,787)	(9,317,720)	(9,494,885)
Net operating income, as defined	2,969,318	2,949,366	12,172,495	14,542,478
Model Home properties
Net Operating Income [Abstract]
Rental, fees and other income	1,116,730	1,081,684	4,194,489	4,642,159
Property and related expenses	(46,260)	(50,422)	(193,367)	(174,238)
Net operating income, as defined	1,070,470	1,031,262	4,001,122	4,467,921
Retail Use Properties
Net Operating Income [Abstract]
Rental, fees and other income	927,479	643,427	2,956,407	3,664,491
Property and related expenses	(319,208)	(208,341)	(899,487)	(1,217,596)
Net operating income, as defined	$ 608,271	$ 435,086	$ 2,056,920	$ 2,446,895